Summarizing table of warrants issued and outstanding Issued Date (Details) (USD $)	Jun. 30, 2012	May 11, 2012	Jul. 13, 2011	Jun. 21, 2011	Apr. 01, 2011	Mar. 24, 2011	Mar. 15, 2011	Dec. 31, 2010
Number of Outstanding:	1,120,744	344,059	250,000	100,000	100,000	100,000	200,000	0
Exercise Price :	$ 1.3	$ 2.6	$ 1.05	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0
Contractual Life (Years)	0	4	5	5	5	5	5	0
Value if Exercised.	$ 1,453,752	$ 894,553	$ 262,500	$ 50,000	$ 50,000	$ 50,000	$ 100,000	$ 0
Number of Outstanding,		26,685
Exercise Price,		$ 1.75
Contractual Life (Years),		3
Value if Exercised.		$ 46,699